Notes to the Consolidated Statements of Financial Position - Additional Information (Detail) € in Millions		12 Months Ended
	Mar. 31, 2021 shares $ / shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Oct. 01, 2020 EUR (€)
Statement [Line Items]
Intangible assets and goodwill		€ 326.8	€ 313.7
Impairment losses on goodwill		0.0	0.0	€ 0.0
Intangible assets with indefinite useful life		€ 163.1	€ 162.6
Number of ceiling time for payment to be made		120 days
Other liabilities		€ 12.0
Interest rate on the borrowings		1.10%	5.80%
Revenue		€ 1.3
Inventories pledged as security for liabilities		€ 17.4	€ 54.2
Trade and other current receivables, Settlement period		30 days
Restricted cash and cash equivalents		€ 12.0	5.3
Creditors with debit balances, Current		€ 3.9	1.8
Short term deposits classified as cash equivalents, Terms		Short-term deposits are generally recognized as cash equivalents if they have a maturity of up to three months from the date of acquisition and can be repaid with 24 hours’ notice without loss of interest.
The increase decrease in equity resulting from the conversion of convertible instruments		€ 73.8	3.1
Share capital - not yet registered (NCI)		2.0	0.0
Potential Future Cash outflows related to lease liability		28.0	24.0
Cash outflow for leases		11.1	8.1	6.7
Lease rental expense		6.8	10.1	8.0
Corporate tax loss carryforwards		189.8	85.3
Deferred tax assets recognized for corporate tax loss		32.2	34.8
Trade tax loss carry forwards		106.9	58.9
Deferred tax assets recognized for trade tax loss		18.1	19.8
Tax loss carryforward used without restriction		1.0
Unrecognized Deferred Tax Assets		3.0	0.5
Deferred tax expense related to reversal of temporary differences		0.2	0.1	0.4
Deferred tax assets recognized on tax loss carryforwards		0.2	2.6	3.8
Outside Base Differences In Tax		€ 1.4	1.1
Long term borrowings			€ 73.9
France [member]
Statement [Line Items]
Reduction in tax rate		50.00%
Germany [member]
Statement [Line Items]
Reduction in tax rate		60.00%
SIGNA Sport Online GmbH [Member]
Statement [Line Items]
Percentage of shares held indirectly by executives		1.47%
Convertible Loan [Member]
Statement [Line Items]
Long term borrowings		€ 73.9
Lines Of Credit [Member]
Statement [Line Items]
Interest rate on the borrowings		2.40%	1.80%
Subsidiaries [member]
Statement [Line Items]
Corporate tax loss carryforwards		€ 133.1	€ 81.0
Internetstores GmbH [Member]
Statement [Line Items]
Deferred tax assets recognized for interest carryforwards		8.2	6.7
Issued capital [member] | October Seven Two Thousand And Twenty One [Member]
Statement [Line Items]
The increase decrease in equity resulting from the conversion of convertible instruments		€ 1.7
Ordinary shares [member]
Statement [Line Items]
Voting Rights		one vote per share
Increase decrease in equity		€ 0.0
Ordinary shares [member] | CEO [Member]
Statement [Line Items]
Number of instruments granted in share based payment arrangement | shares	1,293,200
Strike price of number of instruments granted in share based payment arrangement per option | $ / shares	$ 0.12
Expense from share-based payment transactions with parties other than employees		2.7
Cost Of Material [Member]
Statement [Line Items]
Cost of inventories recognized as expense during period		534.1	449.6	351.6
Inventory write down		€ 2.7	€ 4.9	€ 2.5
Internet Stores [member]
Statement [Line Items]
Number of brand names and domains		24	24
Tennis Group [member]
Statement [Line Items]
Number of brand names and domains		23	23
Publikat And Outfitter Teamsport And Ballside [member]
Statement [Line Items]
Number of brand names and domains		4	4
Fahrrad [member] | Internet Stores [member]
Statement [Line Items]
Intangible assets with indefinite useful life		€ 33.1
Bikester [member] | Internet Stores [member]
Statement [Line Items]
Intangible assets with indefinite useful life		€ 25.8
All Other Domains And Brand Names [member]
Statement [Line Items]
Intangible assets with indefinite useful life percentage of total carrying value		10.00%
Bottom of range [member] | Internet Stores [member]
Statement [Line Items]
Intangible assets with indefinite useful life		€ 0.2	€ 0.1
Bottom of range [member] | Tennis Group [member]
Statement [Line Items]
Intangible assets with indefinite useful life		0.1	0.1
Top of range [member] | Internet Stores [member]
Statement [Line Items]
Intangible assets with indefinite useful life		33.1	33.1
Top of range [member] | Tennis Group [member]
Statement [Line Items]
Intangible assets with indefinite useful life		8.3	8.3
Range One [Member] | Publikat And Outfitter Teamsport And Ballside [member]
Statement [Line Items]
Intangible assets with indefinite useful life		0.1	0.1
Range Two [Member] | Publikat And Outfitter Teamsport And Ballside [member]
Statement [Line Items]
Intangible assets with indefinite useful life		0.5	0.5
Range Three [Member]
Statement [Line Items]
Intangible assets with indefinite useful life		3.8
Range Three [Member] | Publikat And Outfitter Teamsport And Ballside [member]
Statement [Line Items]
Intangible assets with indefinite useful life			3.8
Goodwill [member]
Statement [Line Items]
Intangible assets and goodwill		€ 129.5	€ 118.4
Discount rate ued in current measurement of fair value less costs of disposal		3.00%	3.00%
Period used for calculation of present value of cash flows		5 years
Intangible Assets With Indefinite Useful Lives [member] | Bigtree [member]
Statement [Line Items]
Intangible assets with indefinite useful life					€ 0.1
Intangible Assets With Indefinite Useful Lives [member] | Stylefile [member]
Statement [Line Items]
Intangible assets with indefinite useful life					€ 0.1
Intangible Assets With Indefinite Useful Lives [member] | Bigtree De Bigtree Fr And Bigtree NL [member]
Statement [Line Items]
Impairment of intangible assets with indefinite useful lives		€ 0.2
ERP System Software [member]
Statement [Line Items]
Intangible assets and goodwill		3.1
Capitalised development expenditure [member]
Statement [Line Items]
Intangible assets and goodwill		5.3
Computer software [member]
Statement [Line Items]
Intangible assets and goodwill		€ 3.3